CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated earnings [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance at Dec. 31, 2014	$ 229.7	$ 0.4	$ 329.8	$ (64.0)	$ (36.5)
Beginning Balance (in shares) at Dec. 31, 2014		3,701,145,330
Vesting of restricted stock units	0.0	$ 0.0	0.0	0.0	0.0
Vesting of restricted stock units (in shares)		795,304
Settlement of restricted stock units vested with shares held by depository bank		(795,304)
Share-based compensation	0.5	$ 0.0	0.5	0.0	0.0
Share issued to depository bank	0.0	$ 0.0	0.0	0.0	0.0
Share issued to depository bank, shares		1,550,000
Acquired in the Transaction	100.8	$ 0.0	100.8	0.0	0.0
Acquired in the Transaction, shares		457,980,262
Net income (loss) for the year	43.8	$ 0.0	0.0	43.8	0.0
Other comprehensive loss	(34.6)	0.0	0.0	0.0	(34.6)
Ending Balance at Dec. 31, 2015	340.2	$ 0.4	431.1	(20.2)	(71.1)
Ending Balance (in shares) at Dec. 31, 2015		4,160,675,592
Vesting of restricted stock units	0.0	$ 0.0	0.0	0.0	0.0
Vesting of restricted stock units (in shares)		1,648,500
Settlement of restricted stock units vested with shares held by depository bank		(1,648,500)
Share-based compensation	0.6	$ 0.0	0.6	0.0	0.0
Share issued to depository bank	0.0	$ 0.0	0.0	0.0	0.0
Share issued to depository bank, shares		500,000
Net income (loss) for the year	127.5	$ 0.0	0.0	127.5	0.0
Other comprehensive loss	(60.1)	0.0	0.0	0.0	(60.1)
Ending Balance at Dec. 31, 2016	$ 408.2	$ 0.4	431.7	107.3	(131.2)
Ending Balance (in shares) at Dec. 31, 2016	4,161,175,592	4,161,175,592
Vesting of restricted stock units	$ 0.0	$ 0.0	0.0	0.0	0.0
Vesting of restricted stock units (in shares)		1,643,900
Settlement of restricted stock units vested with shares held by depository bank		(1,643,900)
Share-based compensation	0.5	$ 0.0	0.5	0.0	0.0
Share issued to depository bank	0.0	$ 0.0	0.0	0.0	0.0
Share issued to depository bank, shares		1,380,475
Net income (loss) for the year	(12.4)	$ 0.0	0.0	(12.4)	0.0
Other comprehensive loss	59.7	0.0	0.0	0.0	59.7
Ending Balance at Dec. 31, 2017	$ 456.0	$ 0.4	$ 432.2	$ 94.9	$ (71.5)
Ending Balance (in shares) at Dec. 31, 2017	4,162,556,067	4,162,556,067